CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($) $ in Thousands	Total		Previously Reported	Convertible Preferred stock	Convertible Preferred stock Previously Reported	Convertible Preferred stock Retroactive application of reverse capitalization	Common stock	Common stock Previously Reported	Common stock Retroactive application of reverse capitalization	Additional paid-in capital	Additional paid-in capital Previously Reported	Additional paid-in capital Retroactive application of reverse capitalization	Accumulated deficit	Accumulated deficit Previously Reported	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Previously Reported	Noncontrolling interest	Noncontrolling interest Previously Reported
Beginning balance (in shares) at Dec. 31, 2018				139,444,346	67,427,138	72,017,208
Beginning balance at Dec. 31, 2018				$ 447,747	$ 447,747
Ending balance (in shares) at Dec. 31, 2019				139,444,346	67,427,138	72,017,208
Ending balance at Dec. 31, 2019	$ 447,747			$ 447,747	$ 447,747
Beginning balance (in shares) at Dec. 31, 2018							87,362,592	42,243,445	45,119,147
Beginning balance at Dec. 31, 2018	$ (502,574)		$ (502,574)				$ 9	$ 4	$ 5	$ 25,313	$ 25,318	$ (5)	$ (527,896)	$ (527,896)	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	916,527						443,179
Stock issuance for exercise of stock options, net of early exercise liability	$ 601									601
Retroactive application of reverse capitalization (in shares)							473,348
Stock-based compensation	3,301									3,301
Unrealized holdings gain (loss) on investment securities, available-for-sale	46														46
Beneficial conversion feature	373,826									373,826
Net loss	(363,737)												(363,737)
Ending balance (in shares) at Dec. 31, 2019							88,279,119	42,686,624	45,592,495
Ending balance at Dec. 31, 2019	(488,537)		(488,537)				$ 9	$ 4	$ 5	403,041	403,046	(5)	(891,633)	(891,633)	46	46	0	0
Ending balance (in shares) at Sep. 30, 2020				139,444,346
Ending balance at Sep. 30, 2020				$ 447,747
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability	954									954
Stock-based compensation	4,949									4,949
Unrealized holdings gain (loss) on investment securities, available-for-sale	718
Interests issued	3,903																3,903
Net loss	(10,001)												(10,001)
Ending balance at Sep. 30, 2020	(488,014)									408,944			(901,634)		764		3,903
Beginning balance (in shares) at Dec. 31, 2019				139,444,346	67,427,138	72,017,208
Beginning balance at Dec. 31, 2019	$ 447,747			$ 447,747	$ 447,747
Ending balance (in shares) at Dec. 31, 2020	139,444,346			139,444,346	67,427,138
Ending balance at Dec. 31, 2020	$ 447,747	[1]		$ 447,747
Beginning balance (in shares) at Dec. 31, 2019							88,279,119	42,686,624	45,592,495
Beginning balance at Dec. 31, 2019	$ (488,537)		$ (488,537)				$ 9	$ 4	$ 5	403,041	$ 403,046	$ (5)	(891,633)	$ (891,633)	46	$ 46	0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability (in shares)	1,297,977						627,626
Stock issuance for exercise of stock options, net of early exercise liability	$ 1,748									1,748
Retroactive application of reverse capitalization (in shares)							670,351
Stock-based compensation	7,078									7,078
Buyback and subsequent cancellation of common shares (in shares)							(179,312)
Buyback and subsequent cancellation of common shares	(957)												(957)
Retroactive application of reverse capitalization (in shares)							(191,518)
Unrealized holdings gain (loss) on investment securities, available-for-sale	(36)														(36)
Interests issued	3,903																3,903
Net loss	(136,392)												(136,392)
Ending balance (in shares) at Dec. 31, 2020							89,206,266
Ending balance at Dec. 31, 2020	(613,193)						$ 9			411,867			(1,028,982)		10		3,903
Beginning balance (in shares) at Jun. 30, 2020				139,444,346
Beginning balance at Jun. 30, 2020				$ 447,747
Ending balance (in shares) at Sep. 30, 2020				139,444,346
Ending balance at Sep. 30, 2020				$ 447,747
Beginning balance at Jun. 30, 2020	(501,990)									407,115			(914,392)		1,375		3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability	329									329
Stock-based compensation	1,500									1,500
Unrealized holdings gain (loss) on investment securities, available-for-sale	(611)
Net loss	12,758												12,758
Ending balance at Sep. 30, 2020	$ (488,014)									408,944			(901,634)		764		3,903
Beginning balance (in shares) at Dec. 31, 2020	139,444,346			139,444,346	67,427,138
Beginning balance at Dec. 31, 2020	$ 447,747	[1]		$ 447,747
Ending balance (in shares) at Sep. 30, 2021	0			0
Ending balance at Sep. 30, 2021	$ 0			$ 0
Beginning balance at Dec. 31, 2020	(613,193)						$ 9			411,867			(1,028,982)		10		3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability	5,547									5,547
Stock-based compensation	132,542									132,542
Unrealized holdings gain (loss) on investment securities, available-for-sale	(620)
Net loss	(400,555)												(400,555)
Ending balance at Sep. 30, 2021	$ 412,290									1,838,639			(1,429,537)		(610)		3,903
Ending balance (in shares) at Sep. 30, 2021	0			0
Ending balance at Sep. 30, 2021	$ 0			$ 0
Beginning balance at Jun. 30, 2021	314,855									1,706,334			(1,395,010)		(413)		3,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issuance for exercise of stock options, net of early exercise liability	3,830									3,830
Stock-based compensation	46,803									46,803
Unrealized holdings gain (loss) on investment securities, available-for-sale	(197)
Net loss	(34,527)												(34,527)
Ending balance at Sep. 30, 2021	$ 412,290									$ 1,838,639			$ (1,429,537)		$ (610)		$ 3,903

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.